                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-0525

                      Seligman Income and Growth Fund, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:      (212) 850-1864

Date of fiscal year end:      12/31

Date of reporting period:     6/30/05

                                   FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
Income and Growth Fund, Inc.

Mid-Year Report
June 30, 2005

Seeking Total Return Through a Combination of Capital Appreciation and Income, Consistent With a Prudent Allocation Between Equity and Fixed Income Securities

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year report for Seligman Income and Growth Fund, Inc. follows this letter. The report contains investment results and financial statements for the Fund, as well as a portfolio of the Fund’s investments.

For the six months ended June 30, 2005, the Fund delivered a total return of -1.02% based on the net asset value of Class A shares. During the same period, the Lipper Income Funds Average returned 0.80%, the Lehman Brothers Government/Credit Index returned 2.75%, and the S&P 500 returned -0.81%.

The Board of Directors of the Fund has approved changes to the Fund’s investment strategies that will be effective October 12, 2005. Such changes will broaden the Fund’s investment options to include yield securities and real estate securities (i.e., REITs). The changes are discussed in detail in a prospectus supplement that has been filed with the Securities and Exchange Commission and has been mailed to all shareholders of record as of August 2, 2005.

We appreciate your continued support of Seligman Income and Growth Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 10, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the United
	General Counsel		States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue			Service
New York, NY 10017

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of Seligman Income and Growth Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. The return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Class I shares do not have sales charges.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

Performance and Portfolio Overview

Investment Results
Total Returns

For Periods Ended June 30, 2005

			Average Annual

	Six Months*		One Year	Five Years		Ten Years	Class B Since Inception 4/22/96		Class C Since Inception 5/27/99	Class I and Class R Since Inception 4/30/03

Class A

With Sales Charge	(5.70	) %	—%	(0.71	) %	3.03%	n/a		n/a	n/a

Without Sales Charge	(1.02)		4.96	0.26		3.54	n/a		n/a	n/a

Class B

With CDSC#	(6.26)		(0.76)	(0.86)		n/a	n/a		n/a	n/a

Without CDSC	(1.35)		4.24	(0.48)		n/a	2.44	%†	n/a	n/a

Class C

With Sales Charge and CDSC##	(3.40)		2.13	(0.71)		n/a	n/a		(0.87)%	n/a

Without Sales Charge and CDSC	(1.42)		4.15	(0.51)		n/a	n/a		(0.71)	n/a

Class D

With 1% CDSC	(2.41)		3.15	n/a		n/a	n/a		n/a	n/a

Without CDSC	(1.42)		4.15	(0.51)		2.75	n/a		n/a	n/a

Class I	(1.26)		4.74	n/a		n/a	n/a		n/a	8.96%

Class R

With 1% CDSC	(2.16)		3.69	n/a		n/a	n/a		n/a	n/a

Without CDSC	(1.18)		4.69	n/a		n/a	n/a		n/a	8.77

Lehman Brothers
Government/Credit Index**	2.75		7.26	7.71		6.90	7.07		6.94	4.09

Lipper Income Funds Average**	0.80		7.28	4.10		6.87	6.20	††	3.95	10.17

S&P 500 Index**	(0.81)		6.32	(2.37)		9.94	8.56		0.32	14.85

See footnotes on page 4.

Performance and Portfolio Overview

Net Asset Value Per Share				Dividends Per Share and Yield Information
	6/30/05	12/31/04	6/30/04	For Periods Ended June 30, 2005

				Dividends Paid	SEC 30-Day Yield‡

Class A	$12.49	$12.70	$12.09	$0.08	0.82%

Class B	12.43	12.64	12.03	0.04	0.16

Class C	12.42	12.64	12.03	0.04	0.16

Class D	12.42	12.64	12.03	0.04	0.19

Class I	12.48	12.74	12.09	0.10	0.00

Class R	12.49	12.72	12.07	0.08	0.00

*	Returns for periods of less than one year are not annualized.
**

The Lehman Brothers Government/Credit Index (Lehman Index), the Lipper Income Funds Average (Lipper Average), and the Standard & Poor’s 500 Composite Index (S&P 500) are unmanaged benchmarks that assume reinvestment of all distributions. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by S&P 500, if unrated by Moody’s), with at least one year to maturity. The Lipper Average measures the performance of funds that normally seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Average excludes the effect of taxes and sales charges. The Lehman Index and the S&P 500 exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an index or an average.

#	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
##	The CDSC is 1% for periods up to 18 months.
†	Return from inception for Class B shares reflects automatic conversion to Class A shares approximately eight years after inception date.
††	From April 25, 1996.
‡	Current yield, representing the annualized yield for the 30-day period ended June 30, 2005, has been computed in accordance with SEC regulations and will vary.

Composition of Net Assets
June 30, 2005

	Percent of Total			Percent of Total

	6/30/05	12/31/04		6/30/05	12/31/04

Common Stocks and Warrants	65.0	66.7	US Government and Government Agency Securities	21.0	16.1

Corporate Bonds	10.4	9.1	Short-Term Holdings and Other Assets Less Liabilities	2.1	6.7

Asset-Backed Securities	1.5	1.4	Total	100.0	100.0

Total Corporate Fixed-Income Securities	11.9	10.5

Performance and Portfolio Overview

Diversification of Net Assets

June 30, 2005

	Percent of Net Assets

	6/30/05	12/31/04

Corporate Fixed-Income Securities, Common Stocks, Warrants, Asset-Backed Securities and Options:

Aerospace and Defense	1.5	0.4

Air Freight and Logistics	0.3	—

Auto Components	—	0.7

Automobiles	—	0.4

Beverages	2.2	1.9

Biotechnology	1.3	0.7

Building Products	0.3	0.3

Capital Markets	3.0	2.8

Chemicals	1.4	1.9

Commercial Banks	2.4	2.9

Commercial Services and Supplies	1.3	1.3

Communications Equipment	3.5	2.6

Computers and Peripherals	1.8	4.0

Construction and Engineering	0.6	—

Consumer Finance	2.5	3.2

Containers and Packaging	0.6	—

Diversified Consumer Services	0.3	—

Diversified Financial Services	4.9	3.2

Diversified Telecommunication Services	2.3	1.6

Electric Utilities	2.5	1.8

Electronic Equipment and Instruments	0.3	0.4

Energy Equipment and Services	1.0	0.6

Energy Traders	0.6	—

Food and Staples Retailing	2.4	3.0

Food Products	—	0.9

Health Care Equipment and Supplies	0.8	0.3

Health Care Providers and Services	0.7	1.6

Hotels, Restaurants and Leisure	0.8	1.4

Household Durables	—	0.2

Household Products	1.0	2.1

Index Derivatives	—	0.5

Industrial Conglomerates	3.6	4.0

Insurance	1.9	3.2

Internet and Catalog Retail	0.3	0.5

Internet Software and Services	0.9	0.3

Machinery	1.1	1.3

Media	4.2	3.2

Metals and Mining	0.9	1.1

Multi-Line Retail	0.7	0.3

Multi-Utilities and Unregulated Power	1.7	1.7

Oil, Gas and Consumable Fuels	4.9	2.4

Paper and Forest Products	—	0.4

Personal Products	0.3	—

Pharmaceuticals	5.2	6.7

Semiconductors and Semiconductor Equipment	1.5	2.0

Software	3.6	4.1

Specialty Retail	1.1	0.7

Thrifts and Mortgage Finance	1.4	1.3

Tobacco	1.6	1.7

Wireless Telecommunication Services	1.7	1.6

Total Corporate Fixed-Income Securities, Common Stocks, Warrants, Asset-Backed Securities and Options	76.9	77.2

US Government and Government Agency Securities	21.0	16.1

Short-Term Holdings and Other Assets Less Liabilities	2.1	6.7

Total	100.0	100.0

Largest Industries†

June 30, 2005

† Excludes US Government and Government Agency securities.

Performance and Portfolio Overview

Largest Portfolio Holdings

June 30, 2005

Security	Value	Percent of Net Assets

US Treasury Notes 4.25%, 11/15/2014	$3,414,340	3.4

US Treasury Bonds 5.375%, 2/15/2031	2,850,456	2.8

General Electric	2,458,071	2.4

Exxon Mobil	2,213,170	2.2

Citigroup	2,107,302	2.1

Microsoft	2,073,881	2.0

Pfizer	1,959,780	1.9

Fannie Mae:

5%, 3/2/2015	1,937,560	1.9

5%, 4/6/2010	1,937,123	1.9

4.5%, 1/25/2032	1,677,827	1.7

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Common Stocks:	Common Stocks:

Pharmion*	Carnival**

Smurfit-Stone Container*	Dell

Honeywell International*	Wachovia

US Government and Government Agency Securities:	Lear**

US Treasury Notes 4.25%, 11/15/2014	US Government and Government Agency Securities:

Fannie Mae:	Freddie Mac Gold 4.5%, 8/1/2033**

5%, 4/6/2010*	Fannie Mae:

5%, 3/2/2015*	5%, 5/1/2034**

4.5%, 1/25/2032*	2.81%, 9/28/2006**

3.8%, 1/18/2008*	Freddie Mac Gold 5.5%, 4/1/2033**

Freddie Mac 4.375%, 3/1/2010*	US Treasury Notes:

Fannie Mae 6%, 11/1/2034*	3.125%, 10/15/2008**

3.125%, 4/15/2009**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed by asset type in descending order.

  *    Position added during the period.

**    Position eliminated during the period.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical

	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05

Class A	$1,000.00	1.50%	$989.80	$7.40	$1,017.36	$7.50

Class B	1,000.00	2.25	986.50	11.08	1,013.64	11.23

Class C	1,000.00	2.25	985.80	11.08	1,013.64	11.23

Class D	1,000.00	2.25	985.80	11.08	1,013.64	11.23

Class I	1,000.00	1.98	987.40	9.76	1,014.98	9.89

Class R	1,000.00	1.75	988.20	8.63	1,016.12	8.75

*

Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.

**

Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments (unaudited)
June 30, 2005

	Shares	Value
Common Stocks and Warrants 65.0%

Aerospace and Defense 1.2%

General Dynamics	4,100	$449,114

Honeywell International	20,700	758,241

		1,207,355

Air Freight and Logistics 0.3%

FedEx	3,390	274,624

Beverages 1.6%

Coca-Cola	22,300	931,025

PepsiCo	13,600	733,448

		1,664,473

Biotechnology 1.1%

Amgen*	8,100	489,685

Pharmion*	28,400	659,022

		1,148,707

Building Products 0.3%

Masco	10,300	327,128

Capital Markets 2.2%

The Bank of New York	11,100	319,458

Goldman Sachs Group	4,910	500,918

Merrill Lynch	9,500	522,595

Morgan Stanley	16,410	861,033

		2,204,004

Chemicals 1.4%

Dow Chemical	12,400	552,172

E. I. du Pont de Nemours	10,200	438,702

Praxair	10,200	475,320

		1,466,194

Commercial Banks 1.6%

Bank of America	22,920	1,045,381

Fifth Third Bancorp	7,800	321,165

Wachovia	5,180	256,928

		1,623,474

Commercial Services and Supplies 1.3%

Cendant	29,700	664,389

Waste Management	21,900	620,646

		1,285,035

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares or Warrants		Value
Communications Equipment 3.3%

Cisco Systems*	56,610	shs.	$1,080,968

Lucent Technologies*	8,982		6,871

Lucent Technologies* (exercise price of $2.75, expiring 12/10/2007)	151,000	wts.	439,410

Nokia (ADR)	53,400	shs.	888,576

Nortel Networks*	161,800		422,298

QUALCOMM	15,600		515,034

			3,353,157

Computers and Peripherals 1.8%

Dell*	6,970		274,932

EMC*	29,200		400,332

International Business Machines	15,900		1,179,780

			1,855,044

Consumer Finance 1.5%

American Express	13,840		736,703

MBNA	29,300		766,488

			1,503,191

Containers and Packaging 0.6%

Smurfit-Stone Container*	61,300		621,275

Diversified Consumer Services 0.3%

ServiceMaster	25,800		345,720

Diversified Financial Services 3.6%

CIT Group	8,900		382,433

Citigroup	45,583		2,107,302

JPMorgan Chase	32,740		1,156,377

			3,646,112

Diversified Telecommunication Services 1.9%

Citizen Communications	45,000		604,800

SBC Communications	11,300		268,375

Sprint	23,100		579,579

Verizon Communications	14,100		487,155

			1,939,909

Electric Utilities 1.0%

Ameren	10,300		569,590

PPL	7,300		433,474

			1,003,064

Electronic Equipment and Instruments 0.3%

Symbol Technologies	29,900		295,113

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares		Value
Energy Equipment and Services 1.0%

Diamond Offshore Drilling	3,500	A	$187,005

National Oilwell Varco*	4,000		190,160

Noble	3,000	A	184,530

Tidewater	7,700		293,524

Transocean*	3,400	A	183,498

			1,038,717

Energy Traders 0.4%

Duke Energy	13,500		401,355

Food and Staples Retailing 2.0%

Kroger*	31,500		599,445

Wal-Mart Stores	28,910		1,393,462

			1,992,907

Health Care Equipment and Supplies 0.8%

Boston Scientific*	11,800		318,600

Medtronic	9,600		497,184

			815,784

Health Care Providers and Services 0.4%

WellPoint*	5,800		403,912

Hotels, Restaurants and Leisure 0.8%

Applebee’s International	14,600		386,024

Marriott International (Class A)	6,300		429,786

			815,810

Household Products 1.0%

Colgate-Palmolive	11,100		554,001

Procter & Gamble	9,660		509,565

			1,063,566

Industrial Conglomerates 3.6%

General Electric	70,940		2,458,071

Tyco International	40,970		1,196,324

			3,654,395

Insurance 1.9%

American International Group	23,300		1,353,730

Prudential Financial	8,800		577,808

			1,931,538

Internet and Catalog Retail 0.3%

eBay*	8,160	A	269,566

Internet Software and Services 0.9%

Symantec*	26,800		582,766

Yahoo!*	8,300	A	287,554

			870,320

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares		Value
Machinery 1.1%

Deere	5,770		$377,877

Illinois Tool Works	9,540		760,147

			1,138,024

Media 3.6%

Clear Channel Communications	15,210		470,445

Comcast (Class A)*	21,000		644,175

News Corp. (Class B)	32,800		530,704

Time Warner	58,770		982,047

Univision Communications (Class A)*	20,010		551,275

Viacom (Class B)	14,300		457,886

			3,636,532

Metals and Mining 0.9%

Alcoa	17,600		459,888

Freeport-McMoRan Copper & Gold (Class B)	12,000		449,280

			909,168

Multi-Line Retail 0.7%

Dollar General	18,200		370,552

Federated Department Stores	5,100		373,728

			744,280

Oil, Gas and Consumable Fuels 4.4%

Apache	3,000	A	193,800

BP (ADR)	6,900		430,422

Chevron	6,420	A	359,006

ConocoPhillips	5,200	A	298,948

El Paso	16,500		190,080

Exxon Mobil	38,510	A	2,213,170

Murphy Oil	7,800	A	407,394

Pogo Producing	3,800		197,296

Western Gas Resources	5,700	A	198,930

			4,489,046

Personal Products 0.3%

Gillette	6,000		303,780

Pharmaceuticals 5.2%

Andrx*	15,000		304,425

Eli Lilly	7,000	A	389,970

Forest Laboratories*	14,100		547,785

Johnson & Johnson	12,300		799,500

Novartis (ADR)	13,300		630,952

Pfizer	71,058		1,959,780

Wyeth	15,720		699,540

			5,331,952

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Shares or Principal Amount		Value

Semiconductors and Semiconductor Equipment 1.5%

Applied Materials	14,700	shs.	$237,773

Broadcom (Class A)*	12,100		429,913

Intel	31,300	A	814,582

			1,482,268

Software 3.6%

Computer Associates International	21,500		590,820

Microsoft	83,540		2,073,880

Novell*	90,900		564,034

VERITAS Software*	16,200		395,361

			3,624,095

Specialty Retail 1.1%

The Gap	19,200		379,200

Home Depot	9,500		369,550

Michaels Stores	8,100	A	335,097

			1,083,847

Thrifts and Mortgage Finance 1.3%

Fannie Mae	15,100		881,840

Freddie Mac	6,400		417,472

			1,299,312

Tobacco 1.6%

Altria Group	24,960		1,613,914

Wireless Telecommunication Services 1.3%

American Tower (Class A)*	20,900		439,318

Crown Castle International*	41,500		843,280

			1,282,598

Total Common Stocks and Warrants (Cost $61,917,197)			65,960,265

US Government and Government Agency Securities 21.0%

US Government Securities 8.4%

US Treasury Bonds 5.375%, 2/15/2031	$2,415,000		2,850,456

US Treasury Notes:

2.625%, 11/15/2006	1,655,000		1,633,732

3.625%, 1/15/2010	215,000		214,051

4.25%, 11/15/2014	3,335,000		3,414,339

4.125%, 5/15/2015	395,000		400,894

			8,513,472

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Principal Amount	Value

Government Agency Securitiesø 8.1%

Fannie Mae:

2.5%, 7/16/2007	$5,000	$4,874

3.8%, 1/18/2008	1,220,000	1,216,079

5%, 4/6/2010	1,920,000	1,937,122

5%, 3/2/2015	1,920,000	1,937,560

Freddie Mac:

4.125%, 11/18/2009	535,000	535,243

4.375%, 3/1/2010	1,000,000	1,001,342

4.75%, 10/11/2012	835,000	835,970

5.2%, 3/5/2019	610,000	619,818

FHLB 4.1%, 6/13/2008	155,000	154,854

		8,242,862

Government Agency Mortgage-Backed Securities†Ø 4.5%

Fannie Mae:

7%, 1/1/2008	69,061	71,585

7%, 2/1/2012	33,551	34,777

8.5%, 9/1/2015	73,947	79,719

6.5%, 5/1/2017	116,877	121,762

5.5%, 2/1/2018	236,730	243,231

7%, 1/1/2032	133,001	140,329

4.5%, 1/25/2032	1,700,000	1,677,827

7%, 5/1/2032	275,174	290,341

6%, 11/1/2034	736,152	755,208

Freddie Mac Gold:

4.5%, 11/1/2007	541,551	544,380

6%, 11/1/2010	83,879	87,271

5.5%, 6/1/2018	199,268	204,695

8%, 12/1/2023	93,329	100,741

6.5%, 2/1/2033	174,320	180,893

		4,532,759

Total US Government and Government Agency Securities (Cost $20,898,388)		21,289,093

Corporate Bonds 10.4%

Aerospace and Defense 0.3%

International Lease Finance 5%, 4/15/2010	205,000	209,262

United Technologies 4.875%, 5/1/2015	70,000	71,744

		281,006

Beverages 0.6%

Anheuser-Busch 7%, 12/1/2025	375,000	391,803

PepsiAmericas 4.875%, 1/15/2015	180,000	183,686

		575,489

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Principal Amount	Value
Biotechnology 0.2%

Amgen 4%, 11/18/2009	$165,000	$163,917

Capital Markets 0.8%

Goldman Sachs Capital 6.345%, 2/15/2034	185,000	201,138

Lehman Brothers Holdings:

3.48%, 11/10/2009	195,000	195,724

4.8%, 3/13/2014	145,000	146,777

Morgan Stanley 6.6%, 4/1/2012	220,000	244,933

		788,572

Commercial Banks 0.8%

Fifth Third Bancorp 4.5%, 6/1/2018	145,000	139,240

Key Bank 5.7%, 8/15/2012	240,000	257,816

Wells Fargo 3.419%, 3/10/2008	370,000	370,102

		767,158

Communications Equipment 0.2%

Motorola 6.5%, 9/1/2025	190,000	210,142

Construction and Engineering 0.6%

Centex 5.7%, 5/15/2014	310,000	322,318

Pulte Homes 6%, 2/15/2035	345,000	336,809

		659,127

Consumer Finance 1.0%

General Electric Capital:

4.25%, 6/15/2012	355,000	350,955

2.75%, 9/15/2014	515,000	519,103

SLM 4.43%, 2/1/2010	190,000	186,318

		1,056,376

Diversified Financial Services 1.3%

Capital One Financial 5.5%, 6/1/2015	310,000	317,746

CIT Group 5%, 2/13/2014	225,000	227,658

Citigroup:

2.59%, 6/9/2009	220,000	220,445

5.875%, 2/22/2033	75,000	82,081

First Data 4.95%, 6/15/2015	145,000	147,256

Residential Capital 6.375%, 6/30/2010††	305,000	306,791

		1,301,977

Diversified Telecommunication Services 0.4%

BellSouth:

3.393%, 11/15/2007	130,000	130,221

6%, 11/15/2034	45,000	48,023

SBC Communications 5.1%, 9/15/2014	210,000	215,109

		393,353

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Principal Amount or Shares Subject to Put		Value
Energy Traders 0.2%

Duke Energy 5.3%, 10/1/2015	$240,000		$252,394

Food and Staples Retailing 0.4%

Safeway 5.625%, 8/15/2014	430,000		447,053

Health Care Providers and Services 0.3%

UnitedHealth Group 3.3%, 1/30/2008	280,000		273,680

Media 0.6%

Comcast 6.5%, 1/15/2015	320,000		357,328

Cox Communications 4.625%, 1/15/2010	155,000		154,747

Time Warner 7.625%, 4/15/2031	60,000		75,171

			587,246

Multi-Utilities and Unregulated Power 1.7%

Alabama Power 3.484%, 8/25/2009	215,000		215,380

Carolina Power & Light 5.95%, 3/1/2009	375,000		395,077

Dominion Resources 6.75%, 12/15/2032	275,000		317,176

Plains All American Pipeline 5.25%, 6/15/2015††	310,000		312,240

Public Service Electric and Gas 5%, 8/15/2014	365,000		375,227

Southern California Edison 5%, 1/15/2016	90,000		92,303

			1,707,403

Oil, Gas and Consumable Fuels 0.5%

Murphy Oil 6.375%, 5/1/2012	450,000		496,907

Thrifts and Mortgage Finance 0.1%

Countrywide Home Loans 3.518%, 11/16/2007	150,000		150,224

Wireless Telecommunication Services 0.4%

Verizon Global Funding 7.75%, 12/1/2030	60,000		77,721

Verizon Wireless Capital 5.375%, 12/15/2006	325,000		331,328

			409,049

Total Corporate Bonds (Cost $10,432,674)			10,521,073

Asset-Backed Securities† 1.5%

Electric Utilities 1.5%

Peco Energy Transition Trust 6.05%, 3/1/2009 (Cost $1,499,229)	1,500,000		1,531,656

Put Options Purchased* 0.0%

Internet Software and Services 0.0%

Yahoo!, expiring July 2005 at $35	83,000	shs.	7,885

Specialty Retail 0.0%

Michaels Stores, expiring July 2005 at $40	81,000		3,037

Total Put Options Purchased (Cost $10,109)			10,922

See footnotes on page 16.

Portfolio of Investments (unaudited)
June 30, 2005

	Principal Amount or Shares Subject to Call		Value
Repurchase Agreement 2.0%

State Street Corporation 2.65%, dated 6/30/2005, maturing 7/1/2005, in the amount of $2,045,151, collateralized by: $2,035,000 US Treasury Notes 4.25%, 8/15/2014, with a fair market value of $2,111,313 (Cost $2,045,000)	$2,045,000		$2,045,000

Total Investments (Cost $96,802,597) 99.9%			101,358,009

Other Assets Less Liabilities 0.1%			76,164

Net Assets 100.0%			$101,434,173

Call Options Written

Apache, expiring July 2005 at $65	3,000	shs.	$(3,750)

Chevron, expiring July 2005 at $60	6,400		(640)

ConocoPhillips, expiring July 2005 at $57.50	5,200		(5,980)

Diamond Offshore Drilling, expiring July 2005 at $55	3,500		(3,150)

eBay, expiring July 2005 at $37.50	8,000		(800)

Eli Lilly, expiring October 2005 at $60	7,000		(7,000)

Exxon Mobil, expiring July 2005 at $65	9,600		(480)

Exxon Mobil, expiring July 2005 at $70	9,600		(480)

Intel, expiring July 2005 at $27.50	12,600		(1,260)

Michaels Stores, expiring July 2005 at $45	8,100		(1,215)

Murphy Oil, expiring July 2005 at $55	1,000		(400)

Noble, expiring July 2005 at $60	3,000		(9,000)

Transocean, expiring July 2005 at $65	3,400		(3,740)

Western Gas Resources, expiring July 2005 at $35	2,000		(1,900)

Yahoo!, expiring July 2005 at $37.50	8,300		(830)

Total Call Options Written (Premiums received $98,595)			$(40,625)

*	Non-income producing security.
ADR—American Depositary Receipts.
A	All or part of the security is held as collateral for options written.
†

Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.

††	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.
ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2005

Assets:

Investments, at value:

Common stocks and warrants (cost $61,917,197)	$65,960,265

US Government and Government Agency securities (cost $20,898,388)	21,289,093

Corporate bonds (cost $10,432,674)	10,521,073

Asset-backed securities (cost $1,499,229)	1,531,656

Put options purchased (cost $10,109)	10,922

Repurchase agreement (cost $2,045,000)	2,045,000

Total investments (cost $96,802,597)	101,358,009

Cash	365,849

Receivable for dividends and interest	430,578

Receivable for securities sold	410,782

Receivable for Capital Stock sold	34,109

Investment in, and expensed prepaid to, shareholder service agent	28,313

Other	19,920

Total Assets	102,647,560

Liabilities:

Payable for securities purchased	728,910

Payable for Capital Stock repurchased	177,626

Management fee payable	50,546

Options written, at value (premiums received $98,595)	40,625

Distribution and service fees payable	39,028

Accrued expenses and other	176,652

Total Liabilities	1,213,387

Net Assets	$101,434,173

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 shares authorized; 8,133,418 shares outstanding):

Class A	$5,695,028

Class B	824,016

Class C	574,535

Class D	941,347

Class I	74,896

Class R	23,596

Additional paid-in capital	109,881,494

Dividends in excess of net investment income	(133,767)

Accumulated net realized loss	(21,060,354)

Net unrealized appreciation of investments and options written	4,613,382

Net Assets	$101,434,173

Net Asset Value Per Share:

Class A ($71,135,165 ÷ 5,695,028 shares)	$12.49

Class B ($10,239,033 ÷ 824,016 shares)	$12.43

Class C ($7,136,048 ÷ 574,535 shares)	$12.42

Class D ($11,694,134 ÷ 941,347 shares)	$12.42

Class I ($934,967 ÷ 74,896 shares)	$12.48

Class R ($294,826 ÷ 23,596 shares)	$12.49

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2005

Investment Income:

Interest	$757,296

Dividends (net of foreign taxes withheld of $6,209)	624,621

Total Investment Income	1,381,917

Expenses:

Management fee	312,880

Distribution and service fees	241,653

Shareholder account services	172,180

Registration	64,401

Auditing and legal fees	45,736

Shareholder reports and communications	28,687

Custody and related services	20,146

Directors’ fees and expenses	4,481

Miscellaneous	7,125

Total Expenses	897,289

Net Investment Income	484,628

Net Realized and Unrealized Gain (Loss) on Investments and Options Written

Net realized gain on investments	3,162,454

Net realized gain on options written	96,648

Net change in unrealized appreciation of investments and options written	(5,056,935)

Net Loss on Investments and Options Written	(1,797,833)

Decrease in Net Assets from Operations	$(1,313,205)

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2005	Year Ended December 31, 2004

Operations:

Net investment income	$484,628	$1,258,908

Net realized gain on investments	3,162,454	6,946,201

Payments received from the Manager (See Note 9)	—	5,869

Net realized gain on options written	96,648	—

Net change in unrealized appreciation/depreciation of investments and options written	(5,056,935)	500,953

Increase (Decrease) in Net Assets from Operations	(1,313,205)	8,711,931

Distributions to Shareholders:

Net investment income:

Class A	(415,622)	(1,003,893)

Class B	(24,236)	(87,801)

Class C	(14,351)	(51,281)

Class D	(26,723)	(106,003)

Class I	(3,210)	(9,907)

Class R	(486)	(23)

Total	(484,628)	(1,258,908)

Dividends in excess of net investment income:

Class A	(25,704)	(279,270)

Class B	(16,820)	(24,425)

Class C	(11,891)	(14,266)

Class D	(20,672)	(29,489)

Class I	(7,626)	(2,756)

Class R	(402)	(6)

Total	(83,115)	(350,212)

Decrease in Net Assets from Distributions	(567,743)	(1,609,120)

Capital Share Transactions:

Net proceeds from sales of shares	1,421,299	3,495,050

Investment of dividends	430,697	1,217,774

Exchanged from associated funds	2,879,070	11,470,307

Total	4,731,066	16,183,131

Cost of shares repurchased	(12,812,472)	(26,880,499)

Exchanged into associated funds	(1,038,510)	(7,804,312)

Total	(13,850,982)	(34,684,811)

Decrease in Net Assets from Capital Share Transactions	(9,119,916)	(18,501,680)

Decrease in Net Assets	(11,000,864)	(11,398,869)

Net Assets:

Beginning of period	112,435,037	123,833,906

End of Period (net of dividends in excess of net investment income of $133,767 and $71,793, respectively)	$101,434,173	$112,435,037

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Multiple Classes of Shares — Seligman Income and Growth Fund, Inc. (the “Fund”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.

Security Valuation — Investments in US Government and Government agency securities, bonds and asset-backed securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not

Notes to Financial Statements (unaudited)

readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.

Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

d.

Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.

Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

	f.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

g.

Options — The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

3.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $1,167 from sales of Class A shares. Commissions of $9,132 and $1,986 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2005, fees incurred under the Plan aggregated $90,220, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C, Class D and Class R shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, amounted to $40.

For the six months ended June 30, 2005, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of the average net daily assets of Class R shares amounted to $55,003, $33,961, $62,175, and $294, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2005, such charges amounted to $1,203. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions of $639 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $9,544, pursuant to the Plan.

Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $172,180 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally

Notes to Financial Statements (unaudited)

is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2005, the Fund’s potential obligation under the Guaranties is $65,500. As of June 30, 2005, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,553.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2005, of $21,345 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

4.

Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2006, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2005, the Fund did not borrow from the credit facility.

5.

Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding options, US Government and government agency securities and short-term investments, for the six months ended June 30, 2005, amounted to $33,216,389 and $38,852,941, respectively; purchases and sales of US Government and government agency obligations were $28,196,228 and $25,301,854, respectively.

6.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005 and will vary from the final tax information as of the Fund’s year-end.

At June 30, 2005, the cost of investments for federal income tax purposes was $97,208,511. The tax basis cost was greater than the cost for financial reporting purposes primarily due to the tax deferral of losses on wash sales in the amount of $369,757 and the amortization of premium for financial reporting purposes of $36,157.

Notes to Financial Statements (unaudited)

             At June 30, 2005, the tax basis components of accumulated losses were as follows:

Gross unrealized appreciation of portfolio securities and options written	$7,222,840

Gross unrealized depreciation of portfolio securities and options written	(3,015,372)

Net unrealized appreciation of portfolio securities and options written	4,207,468

Capital loss carryforwards	(24,039,097)

Current period net realized gain	3,323,271

Total accumulated losses	$(16,508,358)

At December 31, 2004, the Fund had a net capital loss carryforward for federal income tax purposes of $24,039,097, which is available for offset against future taxable net capital gains, with $1,783,904 expiring in 2009 and $22,255,193 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

For the six months ended June 30, 2005 and the year ended December 31, 2004, the tax characterization of distributions to shareholders was the same as for financial reporting purposes.

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	32,237	$400,695	144,629	$1,741,653

Investment of dividends	27,693	346,353	78,081	956,415

Exchanged from associated funds	64,789	797,403	335,481	4,038,054

Converted from Class B*	52,132	648,501	79,975	978,110

Total	176,851	2,192,952	638,166	7,714,232

Cost of shares repurchased	(671,546)	(8,368,253)	(1,188,554)	(14,407,657)

Exchanged into associated funds	(28,473)	(353,462)	(240,871)	(2,978,028)

Total	(700,019)	(8,721,715)	(1,429,425)	(17,385,685)

Decrease	(523,168)	$(6,528,763)	(791,259)	$(9,671,453)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	11,971	$147,886	21,567	$259,745

Investment of dividends	2,094	26,062	6,634	81,043

Exchanged from associated funds	47,600	589,732	241,866	2,925,069

Total	61,665	763,680	270,067	3,265,857

Cost of shares repurchased	(120,189)	(1,482,827)	(334,577)	(4,028,994)

Exchanged into associated funds	(18,137)	(222,630)	(67,525)	(817,515)

Converted to Class A*	(52,431)	(648,501)	(80,429)	(978,110)

Total	(190,757)	(2,353,958)	(482,531)	(5,824,619)

Decrease	(129,092)	$(1,590,278)	(212,464)	$(2,558,762)

See footnote on page 25.

Notes to Financial Statements (unaudited)

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	25,694	$318,062	62,742	$756,824

Investment of dividends	1,402	17,442	4,616	56,343

Exchanged from associated funds	112,738	1,380,195	71,563	872,760

Total	139,834	1,715,699	138,921	1,685,927

Cost of shares repurchased	(93,313)	(1,157,577)	(332,727)	(3,978,901)

Exchanged into associated funds	(20,157)	(249,851)	(69,925)	(835,950)

Total	(113,470)	(1,407,428)	(402,652)	(4,814,851)

Increase (decrease)	26,364	$308,271	(263,731)	$(3,128,924)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,915	$122,908	44,615	$535,255

Investment of dividends	2,632	32,757	9,123	111,281

Exchanged from associated funds	9,002	111,740	301,430	3,630,842

Total	21,549	267,405	355,168	4,277,378

Cost of shares repurchased	(134,470)	(1,657,878)	(354,428)	(4,266,473)

Exchanged into associated funds	(17,105)	(212,567)	(264,080)	(3,172,819)

Total	(151,575)	(1,870,445)	(618,508)	(7,439,292)

Decrease	(130,026)	$(1,603,040)	(263,340)	$(3,161,914)

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	11,886	$148,997	16,750	$201,395

Investment of dividends	586	7,352	1,038	12,663

Total	12,472	156,349	17,788	214,058

Cost of shares repurchased	(11,489)	(144,889)	(16,232)	(198,278)

Increase	983	$11,460	1,556	$15,780

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	23,194	$282,751	14	$178

Investment of dividends	58	731	2	29

Exchanged from associated funds	—	—	285	3,582

Total	23,252	283,482	301	3,789

Cost of shares repurchased	(84)	(1,048)	(15)	(196)

Increase	23,168	$282,434	286	$3,593

*Automatic conversion of Class B shares to Class A shares approximately eight years after initial purchase date.

8.	Options Written — Transactions in options written during the six months ended June 30, 2005, were as follows:

	Call Options

	Shares Subject
	to Call	Premiums

Options outstanding, December 31, 2004	—	$—

Options written	101,700	117,739

Options expired	(11,000)	(19,144)

Options outstanding, June 30, 2005	90,700	$98,595

25

Notes to Financial Statements (unaudited)

9.

Other Matters — The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Income and Growth Fund, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $5,869 paid to Seligman Income and Growth Fund, which has been reported as Payments received from the Manager in the Statement of Changes in Net Assets for the year ended December 31, 2004.

26

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A

	Six Months Ended 6/30/05
		Year Ended December 31,

		2004	2003	2002	2001††	2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.70	$11.93	$10.42	$12.04	$12.83	$13.57

Income (Loss) from Investment Operations:

Net investment income	0.07	0.16	0.14	0.20	0.31	0.33

Net realized and unrealized gain (loss) on investments	(0.20)	0.81	1.54	(1.63)	(0.82)	(0.74)

Total from Investment Operations	(0.13)	0.97	1.68	(1.43)	(0.51)	(0.41)

Less Distributions:

Dividends from net investment income	(0.07)	(0.16)	(0.14)	(0.19)	(0.28)	(0.33)

Dividends in excess of net investment income	(0.01)	(0.04)	(0.03)	—	—	—

Total Distributions	(0.08)	(0.20)	(0.17)	(0.19)	(0.28)	(0.33)

Net Asset Value, End of Period	$12.49	$12.70	$11.93	$10.42	$12.04	$12.83

Total Return	(1.02)%	8.18%	16.24%	(11.96)%	(3.90)%	(3.09)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$71,135	$78,971	$83,623	$83,312	$127,085	$147,047

Ratio of expenses to average net assets	1.50%†	1.38%	1.41%	1.38%	1.25%	1.19%

Ratio of net investment income to average net assets	1.15%†	1.30%	1.29%	1.76%	2.46%	2.51%

Portfolio turnover rate	60.25%	92.74%	238.07%	199.12%	93.34%	66.70%

See footnotes on page 32.

27

Financial Highlights (unaudited)

Class B

	Six Months Ended 6/30/05
		Year Ended December 31,

		2004	2003	2002		2001††		2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.64	$11.88	$10.38	$12.00		$12.78		$13.52

Income (Loss) from Investment Operations:

Net investment income	0.02	0.07	0.06	0.11		0.21		0.23

Net realized and unrealized gain (loss) on investments	(0.19)	0.80	1.53	(1.62)		(0.80)		(0.74)

Total from Investment Operations	(0.17)	0.87	1.59	(1.51)		(0.59)		(0.51)

Less Distributions:

Dividends from net investment income	(0.02)	(0.07)	(0.06)	(0.11)		(0.19)		(0.23)

Dividends in excess of net investment income	(0.02)	(0.04)	(0.03)	—		—		—

Total Distributions	(0.04)	(0.11)	(0.09)	(0.11)		(0.19)		(0.23)

Net Asset Value, End of Period	$12.43	$12.64	$11.88	$10.38		$12.00		$12.78

Total Return	(1.35)%	7.35%	15.35%	(12.62	) %	(4.61	) %	(3.81	) %

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$10,239	$12,049	$13,847	$13,236		$16,778		$19,248

Ratio of expenses to average net assets	2.25%†	2.13%	2.17%	2.13%		2.00%		1.94%

Ratio of net investment income to average net assets	0.40%†	0.55%	0.53%	1.01%		1.71%		1.76%

Portfolio turnover rate	60.25%	92.74%	238.07%	199.12%		93.34%		66.70%

See footnotes on page 32.

28

Financial Highlights (unaudited)

Class C

	Six Months Ended	Year Ended December 31,

	6/30/05	2004	2003	2002	2001††	2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.64	$11.88	$10.37	$12.00	$12.78	$13.52

Income (Loss) from Investment Operations:

Net investment income	0.02	0.07	0.06	0.11	0.21	0.23

Net realized and unrealized gain (loss) on investments	(0.20)	0.80	1.54	(1.63)	(0.80)	(0.74)

Total from Investment Operations	(0.18)	0.87	1.60	(1.52)	(0.59)	(0.51)

Less Distributions:

Dividends from net investment income	(0.02)	(0.07)	(0.06)	(0.11)	(0.19)	(0.23)

Dividends in excess of net investment income	(0.02)	(0.04)	(0.03)	—	—	—

Total Distributions	(0.04)	(0.11)	(0.09)	(0.11)	(0.19)	(0.23)

Net Asset Value, End of Period	$12.42	$12.64	$11.88	$10.37	$12.00	$12.78

Total Return	(1.42)%	7.35%	15.46%	(12.70)%	(4.61)%	(3.81)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,136	$6,927	$9,644	$8,800	$5,689	$4,040

Ratio of expenses to average net assets	2.25%†	2.13%	2.17%	2.13%	2.00%	1.94%

Ratio of net investment income to average net assets	0.40%†	0.55%	0.53%	1.01%	1.71%	1.76%

Portfolio turnover rate	60.25%	92.74%	238.07%	199.12%	93.34%	66.70%

See footnotes on page 32.

Financial Highlights (unaudited)

Class D

	Six Months Ended	Year Ended December 31,

	6/30/05	2004	2003	2002	2001††	2000

Per Share Data:

Net Asset Value, Beginning of Period	$12.64	$11.88	$10.37	$12.00	$12.78	$13.52

Income (Loss) from Investment Operations:

Net investment income	0.02	0.07	0.06	0.11	0.21	0.23

Net realized and unrealized gain (loss) on investments	(0.20)	0.80	1.54	(1.63)	(0.80)	(0.74)

Total from Investment Operations	(0.18)	0.87	1.60	(1.52)	(0.59)	(0.51)

Less Distributions:

Dividends from net investment income	(0.02)	(0.07)	(0.06)	(0.11)	(0.19)	(0.23)

Dividends in excess of net investment income	(0.02)	(0.04)	(0.03)	—	—	—

Total Distributions	(0.04)	(0.11)	(0.09)	(0.11)	(0.19)	(0.23)

Net Asset Value, End of Period	$12.42	$12.64	$11.88	$10.37	$12.00	$12.78

Total Return	(1.42)%	7.35%	15.46%	(12.70)%	(4.61)%	(3.81)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$11,694	$13,541	$15,853	$16,413	$24,038	$33,986

Ratio of expenses to average net assets	2.25%†	2.13%	2.17%	2.13%	2.00%	1.94%

Ratio of net investment income to average net assets	0.40%†	0.55%	0.53%	1.01%	1.71%	1.76%

Portfolio turnover rate	60.25%	92.74%	238.07%	199.12%	93.34%	66.70%

See footnotes on page 32.

Financial Highlights (unaudited)

Class I

	Six Months	Year	4/30/03*
	Ended	Ended	to
	6/30/05	12/31/04	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$12.74	$11.94	$10.71

Income from Investment Operations:

Net investment income	0.04	0.17	0.11

Net realized and unrealized gain (loss) on investments	(0.20)	0.81	1.24

Total from Investment Operations	(0.16)	0.98	1.35

Less Distributions:

Dividends from net investment income	(0.04)	(0.17)	(0.11)

Dividends in excess of net investment income	(0.06)	(0.01)	(0.01)

Total Distributions	(0.10)	(0.18)	(0.12)

Net Asset Value, End of Period	$12.48	$12.74	$11.94

Total Return	(1.26)%	8.30%	12.65%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$935	$942	$864

Ratio of expenses to average net assets	1.97%†	1.27%	1.15	%†

Ratio of net investment income to average net assets	0.68%†	1.41%	1.42	%†

Portfolio turnover rate	60.25%	92.74%	238.07	%ø

See footnotes on page 32.

Financial Highlights (unaudited)

Class R

	Six Months	Year	4/30/03*
	Ended	Ended	to
	6/30/05	12/31/04	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$12.72	$11.92	$10.71

Income from Investment Operations:

Net investment income	0.05	0.13	0.07

Net realized and unrealized gain (loss) on investments	(0.20)	0.82	1.26

Total from Investment Operations	(0.15)	0.95	1.33

Less Distributions:

Dividends from net investment income	(0.05)	(0.13)	(0.07)

Dividends in excess of net investment income	(0.03)	(0.02)	(0.05)

Total Distributions	(0.08)	(0.15)	(0.12)

Net Asset Value, End of Period	$12.49	$12.72	$11.92

Total Return	(1.18)%	7.99%	12.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$295	$5	$2

Ratio of expenses to average net assets	1.75%†	1.63%	1.71	%†

Ratio of net investment income to average net assets	0.90%†	1.05%	0.86	%†

Portfolio turnover rate	60.25%	92.74%	238.07	%ø

*	Commencement of offering of shares.
ø	For the year ended December 31, 2003.
†	Annualized.
††

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04 and increase net realized and unrealized loss on investments by $0.04 for each class, and to increase the ratios of net investment income to average net assets from 2.14% to 2.46% for Class A, and from 1.39% to 1.71% for Classes B, C, and D. The per share data and ratios for periods prior to January 1, 2001 have not been restated.

See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3		Leroy C. Richie 1, 3

•	Chairman, Chief Executive Officer and Director,	•	Chairman and Chief Executive Officer,
	KeySpan Corporation		Q Standards Worldwide, Inc.
		•	Director, Kerr-McGee Corporation
John R. Galvin 1, 3
Robert L. Shafer 2, 3
•	Dean Emeritus,
	Fletcher School of Law and Diplomacy at Tufts	•	Ambassador and Permanent Observer of the
	University		Sovereign Military Order of Malta to the United
Nations
Alice S. Ilchman 2, 3
James N. Whitson 1, 3
•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer	•	Retired Executive Vice President and Chief
	Fellowship		Operating Officer, Sammons Enterprises, Inc.
•	Trustee, Committee for Economic Development	•	Director, CommScope, Inc.

Frank A. McPherson 2, 3		Brian T. Zino

•	Retired Chairman of the Board and Chief	•	Director and President,
	Executive Officer, Kerr-McGee Corporation		J. & W. Seligman & Co. Incorporated
•	Director, ConocoPhillips	•	Chairman, Seligman Data Corp.
•	Director, Integris Health	•	Director, ICI Mutual Insurance Company
		•	Member of the Board of Governors,
Betsy S. Michel 1, 3			Investment Company Institute

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris
Member: 1 Audit Committee
•	Chairman, J. & W. Seligman & Co. Incorporated	2 Director Nominating Committee
•	Chairman, Carbo Ceramics Inc.	3 Board Operations Committee

Executive Officers

William C. Morris	Christopher J. Mahony

Chairman	Vice President

Brian T. Zino	Thomas G. Rose

President and Chief Executive Officer	Vice President

John B. Cunningham	Lawrence P. Vogel

Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta

Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income and Growth Fund, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

[1]

The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

[2]	Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

EQIN3 6/05

ITEM 2.    CODE OF ETHICS.
                Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.
                Included in Item 1 above.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
           MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                 The Board of Directors of the Registrant has a adopted a
           Nominating Committee Charter which provides that the Nominating
           Committee (the "Committee") may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the
           Independent Directors of the Registrant occurs and if, based on the
           Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.
           A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)       The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.
 (a)(1)   Not applicable.

 (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 (a)(3)   Not applicable.

 (b)      Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:      /s/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

By:      /s/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 7, 2005

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

          (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

          (b)     Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.